Redeemable Convertible Preferred Stock - Liquidation (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Temporary Equity [Line Items]
Number of times of liquidation preference per share holder is entitled to receive	1.25
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 4.0212
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	5.6550
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 6.6717
Percentage of holders required for approval of liquidation preference	80.00%
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Liquidation preference per share	$ 9.4859